GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
GOODWILL AND INTANGIBLE ASSETS [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 9 -     GOODWILL AND INTANGIBLE ASSETS

 a.        Intangible assets:

	December 31,
	2014	2013
License for service center
Cost	$2,050	$2,050
Accumulated amortization and impairment charges	(2,050)	(2,050)
Amortized cost	$-	$-

b.         Impairment Assessments

During the quarter ended June 30, 2012, management believed that there were indicators of impairment of goodwill in its OEM of Electric Motion System reporting unit as of June 30, 2012, primarily due to a decline in future forecasted sales levels and profitability margins resulting from the continued weakness in the defense industry. Accordingly, the Company performed an impairment test of goodwill for this reporting unit, with the assistance of a third party valuation firm. Based on the results of this test, the Company determined that the entire balance of goodwill included in this reporting unit was impaired and recorded an impairment charge of $1,015.

The Company determined the fair value of the OEM of Electric Motion Systems reporting unit using the discounted cash flows method. The material assumptions used for 2012 annual test were five years of projected net cash flows (in accordance with the Company's budget), a discount rate of 17.72% and a long-term growth rate of 2.0%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses.